Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	$ 5,990,000	$ 9,812,188	$ 13,019,792	$ 10,981,114	$ 14,220,542
EMEA [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	1,465,000	6,230,000		8,166,000
USA [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	2,679,000	2,339,000		1,062,000
Canada [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	1,691,000	1,232,000		1,713,000
Australia and New Zealand [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	$ 155,000	$ 11,000		$ 40,000